Net income (loss) per share and net income (loss) attributable to common stockholders-Anti-dilutive shares (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock options
Anti-dilutive shares
Anti-dilutive shares not included in the computation of diluted income (loss) per share	56,926,054	7,857,000	21,898,645